Borrowings - Schedule of Future Maturities of Long-Term Borrowings (Details)	Mar. 31, 2025 USD ($)
Schedule of Future Maturities of Long-Term Borrowings [Abstract]
2026	$ 706,531
2027	1,610,291
2028	4,666,826
2029	74,423
2030	44,280
Thereafter	105,952
Total long-term borrowings	$ 7,208,303